Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 567,525	$ 82,283	¥ 564,624
Restricted cash (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB24,082 and RMB15,832 as of December 31, 2021 and 2022, respectively)	59,957	8,693	76,303
Short term investments (including investments measured at fair value of RMB857,682 and RMB331,228 as of December 31, 2021 and 2022, respectively)	347,754	50,420	870,682
Accounts receivable, net of allowances of RMB27,934 and RMB15,361 as of December 31, 2021 and 2022, respectively	393,600	57,066	390,332
Contract assets, net of allowances of RMB53 and nil as of December 31, 2021 and 2022, respectively	273,954	39,720	263,425
Other receivables, net	231,049	33,499	60,755
Other current assets, net	419,735	60,856	39,947
Total current assets	2,293,574	332,537	2,266,068
Non-current assets:
Restricted bank deposit – non-current (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB6,261 and RMB11,283 as of December 31, 2021 and 2022, respectively)	20,729	3,005	15,595
Contract assets - non-current, net of allowances of RMB38 and nil as of December 31, 2021 and 2022, respectively	385,834	55,941	192,114
Property, plant, and equipment, net	98,459	14,275	46,800
Goodwill, net	109,997	15,948	109,869
Deferred tax assets	20,402	2,958	18,728
Investments in affiliates	4,035	585	335,808
Other non-current assets	11,400	1,653	31,459
Right of use assets	145,086	21,036	225,677
Total non-current assets	795,942	115,401	976,050
Total assets	3,089,516	447,938	3,242,118
Current liabilities:
Short-term loan	35,679	5,173
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,929 and RMB8,600 as of December 31, 2021 and 2022, respectively)	362,352	52,536	335,721
Accrued commissions	74,432	10,792	41,837
Insurance premium payables (including insurance premium payables of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB24,054 and RMB16,571 as of December 31, 2021 and 2022, respectively)	16,580	2,404	24,054
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,601 and RMB3,267 as of December 31, 2021 and 2022, respectively)	174,326	25,275	178,157
Accrued payroll (including accrued payroll of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB2,166 and RMB10,941 as of December 31, 2021 and 2022, respectively)	96,279	13,959	111,672
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB6,617 and RMB7,509 as of December 31, 2021 and 2022, respectively)	130,024	18,852	130,222
Current operating lease liability (including current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB733 and RMB3,569 as of December 31, 2021 and 2022, respectively)	62,304	9,033	87,012
Total current liabilities	951,976	138,024	908,675
Non-current liabilities:
Accrued commissions – non-current	192,917	27,970	97,869
Other tax liabilities (including other tax liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB26,147 as of December 31, 2021 and 2022, respectively)	36,647	5,313	73,213
Deferred tax liabilities	102,455	14,855	73,716
Non-current operating lease liability (including non-current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB553 and RMB1,386 as of December 31, 2021 and 2022, respectively)	74,190	10,756	128,283
Total non-current liabilities	406,209	58,894	373,081
Total liabilities	1,358,185	196,918	1,281,756
Commitments and contingencies
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,074,291,784 shares, of which 1,073,891,784 and 1,072,842,484 shares were outstanding as of December 31, 2021 and 2022, respectively)	8,091	1,173	8,089
Treasury stock	(10)	(1)
Additional paid-in capital	461	67
Statutory reserves	559,520	81,123	557,221
Retained earnings	1,087,984	157,743	1,311,715
Accumulated other comprehensive loss	(32,643)	(4,733)	(39,140)
Total shareholders’ equity	1,623,403	235,372	1,837,885
Noncontrolling interests	107,928	15,648	122,477
Total equity	1,731,331	251,020	1,960,362
Total liabilities and shareholders’ equity	¥ 3,089,516	$ 447,938	¥ 3,242,118